Commitments and contingencies - Future annual minimum rental payments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 9.3
2021	8.0
2022	7.1
2023	4.4
2024	2.0
2025	0.6
2026 and after	0.2
Total future annual minimum rental payments as of December 31, 2019	31.6
Less: present value discount	(2.3)
Lease liability	$ 29.3